UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2014 to June 30, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2014 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK
Brazil — 4.2%
Banco do Brasil SA	607,600	$6,820
Even Construtora e Incorporadora SA	468,200	1,388
JBS SA	1,614,000	5,501
Light SA	538,200	5,298
M Dias Branco SA	38,700	1,697
Petroleo Brasileiro SA, Class A ADR	500,200	7,823
Porto Seguro SA	269,000	3,842
Tractebel Energia SA	116,900	1,756

		34,125

China — 13.7%
Bank of China Ltd., Class H	30,503,000	13,657
China CITIC Bank Corp. Ltd., Class H	10,579,000	6,415
China Communications Construction Co. Ltd., Class H	8,568,000	5,749
China Construction Bank Corp., Class H	10,179,000	7,696
China Lumena New Materials Corp.[2,5]	10,760,000	694
China Petroleum & Chemical Corp., Class H	17,084,000	16,289
China Railway Construction Corp. Ltd., Class H	9,216,000	8,110
China Railway Group Ltd., Class H	13,238,000	6,473
China Yuchai International Ltd.	70,100	1,488
Datang International Power Generation Co. Ltd., Class H	3,796,000	1,484
Dongfeng Motor Group Co. Ltd., Class H	4,752,000	8,510
FerroChina Ltd.[1,2,3]	258,000	—
Guangzhou R&F Properties Co. Ltd., Class H	4,260,000	5,260
Industrial & Commercial Bank of China, Class H	12,257,000	7,749
PetroChina Co. Ltd., Class H	3,062,000	3,868
Shimao Property Holdings Ltd.	1,679,500	3,086
Sihuan Pharmaceutical Holdings Group Ltd.	15,348,000	9,387
Skyworth Digital Holdings Ltd.	7,438,000	3,551
WuXi PharmaTech Cayman Inc. ADR[3]	59,200	1,945

		111,411

India — 10.6%
Cairn India Ltd.	1,667,768	10,122
Dr Reddy’s Laboratories Ltd.	79,805	3,482
HCL Technologies Ltd.	182,836	4,560
Indiabulls Housing Finance Ltd.	458,931	2,900
Karnataka Bank Ltd.	976,879	2,276
Lupin Ltd.	194,166	3,383
NMDC Ltd.	2,702,112	8,199
Oil & Natural Gas Corp. Ltd.	393,517	2,780
Power Finance Corp. Ltd.	2,710,563	13,840
Rural Electrification Corp. Ltd.	1,380,384	8,246
Sintex Industries Ltd.	2,935,188	4,795
Sun Pharmaceutical Industries Ltd.	492,057	5,628

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2014 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

India — (continued)
Tata Motors Ltd.	1,432,126	$10,270
UPL Ltd.	952,015	5,405

		85,886

Indonesia — 1.0%
Adhi Karya Persero	15,170,900	3,564
Bank Rakyat Indonesia Persero	1,709,200	1,488
Indofood Sukses Makmur Tbk PT	2,275,900	1,286
Kalbe Farma	12,931,000	1,811

		8,149

Malaysia — 2.4%
IJM Corp. BHD	2,433,900	5,078
Tenaga Nasional Bhd	3,463,200	13,137
UMW Holdings Bhd	422,900	1,438

		19,653

Mexico — 1.3%
Alfa SAB de CV, Class A	1,795,600	4,969
Grupo Financiero Santander Mexico SAB de CV, Class B	676,200	1,793
Kimberly-Clark de Mexico SAB de CV, Class A	1,236,000	3,469

		10,231

Philippines — 0.2%
Megaworld Corp.	17,311,000	1,785

Poland — 4.0%
PGE SA	1,834,445	13,078
Polski Koncern Naftowy Orlen SA	138,298	1,867
Powszechny Zaklad Ubezpieczen SA	89,983	13,148
Tauron Polska Energia SA	2,518,170	4,287

		32,380

Qatar — 0.9%
Barwa Real Estate Co.	355,257	3,464
Commercial Bank of Qatar QSC	94,675	1,610
Industries Qatar QSC	47,818	2,220

		7,294

Russia — 3.9%
Gazprom OAO ADR	1,437,256	12,526
LUKOIL OAO ADR	259,969	15,523
Phosagro OAO GDR	214,613	2,672
Tatneft ADR	35,040	1,360

		32,081

South Africa — 9.3%
Barloworld Ltd.	478,438	4,555
FirstRand Ltd.	3,442,948	13,192

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2014 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Africa — (continued)
Imperial Holdings Ltd.	52,049	$979
Liberty Holdings Ltd.	147,608	1,804
MMI Holdings Ltd.	696,038	1,718
Naspers Ltd., Class N	69,690	8,204
Redefine Properties Ltd. [4]	2,147,851	1,937
Sanlam Ltd.	503,417	2,923
Sasol Ltd.	282,590	16,803
Sibanye Gold Ltd.	3,579,524	9,606
Steinhoff International Holdings Ltd.	1,529,850	8,523
Vodacom Group Ltd.	403,795	4,991

		75,235

South Korea — 14.2%
CJ Corp.	16,938	2,344
Daesang Corp.	59,010	2,680
Hanwha Corp.	169,260	4,324
Hyosung Corp.	22,309	1,491
Hyundai Marine & Fire Insurance Co. Ltd.	67,850	1,935
Kia Motors Corp.	192,966	10,794
KJB Financial Group Co. Ltd. [3]	20,381	225
KNB Financial Group Co. Ltd. [3]	321,446	4,082
Korea Electric Power Corp.	228,420	8,421
Korea Gas Corp.	34,636	1,890
KT Corp.	129,010	3,895
KT&G Corp.	157,144	13,900
Samsung Electronics Co. Ltd.	22,803	29,794
SK Holdings Co. Ltd.	38,383	6,923
SK Hynix Inc.	253,930	12,184
SK Telecom Co. Ltd. ADR	301,800	7,829
Woori Finance Holdings Co. Ltd.	268,601	3,199

		115,910

Taiwan — 14.6%
Asustek Computer Inc.	936,300	10,442
Chicony Electronics Co. Ltd.	603,655	1,630
Chong Hong Construction Co.	757,000	2,006
Compal Electronics Inc.	9,315,316	7,613
Coretronic Corp.	4,324,000	4,844
HON HAI Precision Industry Co. Ltd.	6,792,300	22,749
Inventec Corp.	5,241,000	5,020
Lite-On Technology Corp.	1,182,511	1,974
MediaTek Inc.	308,000	5,209
Merida Industry Co. Ltd.	395,150	2,620
Pegatron Corp.	6,052,000	11,553
Phison Electronics Corp.	400,000	3,222
Pou Chen Corp.	2,932,000	3,530
Powertech Technology Inc.	1,643,000	2,971

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2014 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Taiwan — (continued)
President Chain Store Corp.	329,000	$2,634
Taiwan Cement Corp.	1,177,000	1,782
Taiwan PCB Techvest Co. Ltd.	3,219,000	4,528
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	820,500	17,551
Wistron Corp.	2,047,727	1,869
WPG Holdings Ltd.	3,936,000	5,418

		119,165

Thailand — 3.0%
Bangchak Petroleum	2,980,900	2,709
Bangkok Dusit Medical Services	4,945,000	2,544
PTT	724,200	7,096
PTT Global Chemical	2,376,200	4,942
Sansiri	42,400,700	2,639
Thai Airways International	3,196,500	1,458
Thanachart Capital	2,865,900	3,113

		24,501

Turkey — 2.2%
Eregli Demir ve Celik Fabrikalari TAS	3,129,236	5,598
Ford Otomotiv Sanayi AS	163,262	2,035
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D [3]	3,006,507	2,781
Tupras Turkiye Petrol Rafinerileri AS	80,409	1,875
Turk Hava Yollari [3]	709,558	2,174
Turk Traktor ve Ziraat Makineleri AS	107,810	3,511

		17,974

United Arab Emirates — 2.0%
Dubai Islamic Bank PJSC	5,525,138	9,703
Emaar Properties PJSC	911,200	2,086
First Gulf Bank PJSC	965,075	4,178

		15,967

Total Common Stock
(Cost $640,716) — 87.5%		711,747

EXCHANGE TRADED FUNDS
iShares MSCI Emerging Markets Index Fund	499,700	21,602
Vanguard FTSE Emerging Markets Fund	570,723	24,615

Total Exchange Traded Funds
(Cost $46,402) — 5.7%		46,217

PREFERENCE STOCK
Brazil — 2.9%
Cia Energetica de Sao Paulo, Class Preference	483,100	6,063
Cia Paranaense de Energia	398,400	6,085
Itausa - Investimentos Itau SA	975,500	3,815
Vale SA, Class B ADR	625,300	7,441

		23,404

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2014 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
Russia — 1.4%
Sberbank of Russia	2,166,274	$4,399
Surgutneftegas OAO	8,619,432	7,104

		11,503

South Korea — 0.3%
LG Chemical Ltd.	14,749	2,814

Total Preference Stock
(Cost $38,480) — 4.6%		37,721

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.040% **	9,043,934	9,044

Total Short-Term Investment
(Cost $9,044) — 1.1%		9,044

Total Investments — 98.9%
(Cost $734,642) ‡		804,729

Other Assets in Excess of Liabilities — 1.1%		9,219

Net Assets — 100.0%		$813,948

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2014.
1	Security is fair valued at zero due to company’s insolvency.
2	Security is considered illiquid. The total market value of such securities as of June 30, 2014 was $694 and represented 0.0% of net assets.
3	Non-income producing security.
4	Real Estate Investment Trust.
5	Security is fair valued due to a trading halt.

ADR	American Depositary Receipt
FTSE	Financial Times London Stock Exchange
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2014 (Unaudited)

‡	At June 30, 2014, the tax basis cost of the Fund’s investments was $734,642 and the unrealized appreciation and depreciation were $87,946 and ($17,859), respectively.

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2014:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3‡ (000)	Total (000)
Common Stock
Brazil	$34,125	$—	$—	$34,125
China	110,717	—	694	111,411
India	85,886	—	—	85,886
Indonesia	8,149	—	—	8,149
Malaysia	19,653	—	—	19,653
Mexico	10,231	—	—	10,231
Philippines	1,785	—	—	1,785
Poland	32,380	—	—	32,380
Qatar	7,294	—	—	7,294
Russia	32,081	—	—	32,081
South Africa	75,235	—	—	75,235
South Korea	115,910	—	—	115,910
Taiwan	119,165	—	—	119,165
Thailand	—	24,501	—	24,501
Turkey	17,974	—	—	17,974
United Arab Emirates	15,967	—	—	15,967

Total Common Stock	686,552	24,501	694	711,747

Exchange Traded Funds	46,217	—	—	46,217

Preference Stock
Brazil	23,404	—	—	23,404
Russia	—	11,503	—	11,503
South Korea	2,814	—	—	2,814

Total Preference Stock	26,218	11,503	—	37,721

Short-Term Investment	9,044	—	—	9,044

Total Investments in Securities	$768,031	$36,004	$694	$804,729

†	Represents securities trading outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, and/or in Thailand and Russia due to “Foreign Line” securities using “Local Line” prices.
‡	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. For the quarter ended June 30, 2014, other than the foregoing there were no transfers between Level 1 and Level 2 investments in securities. There was one transfer from Level 1 to Level 3 for a fair valuation due to a trading halt.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-1500

6

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 28, 2014

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer
Date: August 28, 2014